Fair value of financial instruments - Disclosure of assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Trading portfolio assets	£ 166,453	£ 174,605
Financial assets at fair value through the income statement	193,734	206,651
Derivative financial assets	293,530	256,836
Financial assets at fair value through other comprehensive income	78,059	71,836
Liabilities
Trading portfolio liabilities	(56,908)	(58,669)
Financial liabilities designated at fair value	(282,224)	(297,539)
Derivative financial liabilities	(279,415)	(250,044)
At fair value
Assets
Trading portfolio assets	166,453	174,605
Financial assets at fair value through the income statement	193,734	206,651
Derivative financial assets	293,530	256,836
Financial assets at fair value through other comprehensive income	78,059	71,836
Investment property	9	2
Total assets	731,785	709,930
Liabilities
Trading portfolio liabilities	(56,908)	(58,669)
Financial liabilities designated at fair value	(282,224)	(297,539)
Derivative financial liabilities	(279,415)	(250,044)
Total liabilities	(618,547)	(606,252)
Level 1 | At fair value
Assets
Trading portfolio assets	77,761	94,658
Financial assets at fair value through the income statement	3,526	5,831
Derivative financial assets	101	107
Financial assets at fair value through other comprehensive income	25,913	30,247
Investment property	0	0
Total assets	107,301	130,843
Liabilities
Trading portfolio liabilities	(27,694)	(29,274)
Financial liabilities designated at fair value	(181)	(117)
Derivative financial liabilities	(86)	(81)
Total liabilities	(27,961)	(29,472)
Level 2 | At fair value
Assets
Trading portfolio assets	78,577	73,438
Financial assets at fair value through the income statement	181,784	192,571
Derivative financial assets	291,352	253,189
Financial assets at fair value through other comprehensive income	48,407	40,511
Investment property	0	0
Total assets	600,120	559,709
Liabilities
Trading portfolio liabilities	(28,819)	(29,027)
Financial liabilities designated at fair value	(278,785)	(296,200)
Derivative financial liabilities	(276,148)	(245,310)
Total liabilities	(583,752)	(570,537)
Level 3
Assets
Trading portfolio assets	10,115	6,509
Financial assets at fair value through the income statement	8,424	8,249
Derivative financial assets	2,077	3,540
Financial assets at fair value through other comprehensive income	3,739	1,078
Investment property	9	2
Total assets	24,364	19,378
Liabilities
Trading portfolio liabilities	(395)	(368)
Financial liabilities designated at fair value	(3,258)	(1,222)
Derivative financial liabilities	(3,181)	(4,653)
Total liabilities	(6,834)	(6,243)
Level 3 | At fair value
Assets
Trading portfolio assets	10,115	6,509
Financial assets at fair value through the income statement	8,424	8,249
Derivative financial assets	2,077	3,540
Financial assets at fair value through other comprehensive income	3,739	1,078
Investment property	9	2
Total assets	24,364	19,378
Liabilities
Trading portfolio liabilities	(395)	(368)
Financial liabilities designated at fair value	(3,258)	(1,222)
Derivative financial liabilities	(3,181)	(4,653)
Total liabilities	£ (6,834)	£ (6,243)